Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Partner Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Partner Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Partner Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Natural Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Partner Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Small Cap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Mid Cap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Large Cap Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.

Thrivent Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the "Fund") approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund's prospectus.